S-K 1603(c) Fiduciary Duties to Other Companies	Jan. 23, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under British Virgin Islands law, directors and officers owe the following fiduciary duties: duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
David Boral	D. Boral Capital	Broker-dealer	Chief Executive Officer
	D. Boral ARC Acquisition I Corp.	SPAC	Chairman and Chief Executive Officer
John Darwin	D. Boral Capital	Broker-dealer	Chief Investment Officer
	D. Boral ARC Acquisition I Corp.	SPAC	Chief Financial Officer and Director
	Luminous Capital USA Inc.	Investment firm	Managing Partner
Gaurav Verma	D. Boral Capital	Broker-dealer	Co-Head of Investment Banking
Benjamin Piggott	ECD Automotive Design Inc.	Automotive design company	Head of Corporate Development
Luisa Ingargiola	D. Boral ARC Acquisition I Corp.	Blank check company	Director
	Dragonfly Energy Holdings Corp.	Energy storage and battery technology	Director
	Avalon GloboCare Corp.	Biotechnology	Chief Financial Officer
	BioCorRx Inc.	Healthcare	Director and Audit Committee Chair
	Vision Marine Technologies, Inc.	Electric outboard powertrain systems	Director and Audit Committee Chair
	Fusion Fuel Green PLC	Energy fuel technology	Director and Audit Committee Chair
	Core AI Holdings, Inc.	Mobile games developer and publisher	Director and Audit Committee Chair
	New America Acquisition I Corp.	Blank check company	Director